The Company and Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 14, 2021	Dec. 17, 2021	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
The Company and Summary of Significant Accounting Policies (Details) [Line Items]
Net losses			$ 7,900,000	$ 7,900,000		$ 32,400,000	$ 10,900,000
Accumulated deficit			157,500,000	$ 157,500,000
Specific allowance				100.00%
Allowance for doubtful accounts receivable			30,000	$ 30,000		183,000,000	61,000,000
Inventory write-downs				793,000	$ 420,000	420,000,000
Amortization						60,000	60,000
Other amortization expense			$ 6,000	$ 20,000		28,000,000	5,000,000
Product shipments						1,100,000
Cost of net revenue						600,000
Deferred revenue						157,000
Agreement amount (in Shares)	2,864,555
Accumulated deficit						$ 149,600,000
Maximum specific allowance as percentage of invoice value for problematic customer balances						100.00%
Scientific research and experimental development cost tax credit eligible percentage		15.00%
Non-cash impairment charge						$ 9,900,000
Payment terms						The Company sells its products both directly to customers and through distributors generally under agreements with payment terms typically 60 days or less.
Deferred revenue, revenue recognized						$ 243,000,000
Period payments due from customers						60 years
Payroll subsidies							1,120,475,000
Rent subsidies							199,235,000
Minimum [Member]
The Company and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of long-lived assets			3 years	3 years		3 years
Estimated useful lives of property and equipment						3 years
Maximum [Member]
The Company and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of long-lived assets			10 years	10 years		10 years
Estimated useful lives of property and equipment						6 years
Long lived assets measurement period						1 year
Developed technology [Member]
The Company and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of long-lived assets			18 months	18 months		4 years
Amortization			$ 600,000	$ 1,400,000		$ 1,431,000,000	60,000,000
Customer Relationships [Member]
The Company and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of long-lived assets						4 years
Amortization			$ 200,000	$ 600,000		$ 639,000,000	$ 27,000,000
Scientific Research and Experimental Development [Member]
The Company and Summary of Significant Accounting Policies (Details) [Line Items]
Unused tax credits carried back period		3 years
Unused tax credits forward period		20 years
Ontario Inc [Member]
The Company and Summary of Significant Accounting Policies (Details) [Line Items]
Agreement amount (in Shares)	2,864,552